Federated Hermes SDG Engagement High Yield Credit Fund
A Portfolio of Federated Hermes Adviser Series
INSTITUTIONAL SHARES (TICKER FHHIX)
CLASS R6 SHARES (TICKER FHHRX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2023
Effective May 13, 2024, Fraser Lundie no longer serves as a portfolio manager of the above-named Fund. Accordingly, please remove all references to Mr. Lundie. The other members of the management team will continue to manage the Fund.
May 13, 2024

Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456790 (5/24)
© 2024 Federated Hermes, Inc.